Revenue (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Total revenue	$ 3,010,093	$ 985,997	$ 5,495,297	$ 1,002,911	$ 4,712,212
North America [Member]
Total revenue	2,735,074	186,341	4,924,750	203,255	3,476,977
International [Member]
Total revenue	$ 275,019	$ 799,656	$ 570,547	$ 799,656	$ 1,235,235